CONVERTIBLE BONDS (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Bonds
SCHEDULE OF CONVERTIBLE BONDS RECOGNIZED

	2023	2022
	USD	USD
At January 1	12,210,327	12,208,260
Interest expenses	684,163	972,045
Interest paid	(684,163)	(972,045)
Converted to shares	(12,210,327)	-
Exchange difference	-	2,067
At December 31	-	12,210,327